Segments - Long-Lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	$ 557,086	$ 548,149
Total Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	233,059	445,913
United Kingdom
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	152,848	445,913
Netherlands
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	80,211	0
Total Asia
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	324,027	102,236
Taiwan
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	225,163	83
Japan
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	$ 98,864	$ 102,153